Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	R$ 4,161,939	R$ 5,634,623
Bonds and securities	623	4,763
Collaterals and escrow accounts	9	9
Trade accounts receivable	3,962,702	3,761,170
Dividends receivable	82,278	95,569
Sectorial financial assets	0	15,473
Accounts receivable – concessions	10,609	9,354
Contract assets	283,896	284,616
Fair value in the purchase and sale of power, current assets	217,350	379,261
Other current receivables	949,674	570,471
Inventories	136,324	174,726
Income tax and social contribution receivable	296,128	315,218
Other current recoverable taxes	994,618	943,343
Prepaid expenses	63,211	62,869
Receivable from related parties	621	1,336
OTHER CURRENT ASSETS	11,159,982	12,252,801
Assets classified as held for sale	1,881,826	1,462,929
TOTAL CURRENT ASSETS	13,041,808	13,715,730
Long Term Assets
Bonds and securities	529,085	490,732
Other temporary investments	30,603	31,728
Trade accounts receivable	116,180	105,259
Judicial deposits	394,364	634,712
Sectorial financial assets	0	15,473
Accounts receivable - concessions	3,497,351	2,809,901
Contract assets	6,927,010	7,320,445
Fair value in the purchase and sale of power, non-current assets	479,938	722,423
Other noncurrent receivables	681,846	130,917
Income tax and social contribution receivable	164,043	68,003
Deferred income tax and social contribution	1,174,175	1,757,688
Other noncurrent recoverable taxes	1,320,526	2,256,156
Total Long Term Assets	15,315,121	16,343,437
Investments	3,577,937	3,511,797
Property, plant and equipment	8,516,697	10,825,421
Intangible assets	16,623,610	11,170,089
Right-of-use assets	308,983	252,600
TOTAL NONCURRENT ASSETS	44,342,348	42,103,344
TOTAL ASSETS	57,384,156	55,819,074
CURRENT LIABILITIES
Payroll, social charges and accruals	411,102	927,538
Accounts payable to suppliers	2,324,423	2,154,430
Income tax and social contribution payable	83,482	132,979
Other taxes due	302,345	346,083
Loans and financing	1,231,205	675,980
Debentures	2,025,110	1,225,649
Dividends payable	3,878	464,147
Post-employment benefits	95,383	85,833
Accounts payable to related parties	44,825	61,466
Research and development and Energy efficiency	179,149	320,196
Accounts payable related to concession	113,092	101,976
Sectorial financial liabilities	935,322	476,103
Lease liability	57,502	49,742
Current fair value in the purchase and sale of energy	214,955	321,646
Other accounts payable	1,199,195	537,810
PIS and Cofins to be refunded to consumers	0	558,591
Current provision for allocation of PIS and COFINS credits	580,000	0
Current provisions	0	336,000
OTHER CURRENT LIABILITIES	9,800,968	8,776,169
Liabilities associated with assets held for sale	541,412	533,264
TOTAL CURRENT LIABILITIES	10,342,380	9,309,433
NONCURRENT LIABILITIES
Accruals classified as non-current	457	0
Accounts payable to suppliers	142,380	131,143
Deferred income tax and social contribution	1,895,459	1,686,793
Other taxes due	291,195	612,093
Loans and financing	3,387,589	4,667,237
Debentures	10,602,255	8,393,457
Post-employment benefits	1,063,326	1,398,410
Research and development and Energy efficiency	241,294	233,478
Accounts payable related to concession	992,252	791,879
Sectorial financial liabilities	142,488	27,888
Lease liability	271,004	220,700
Non-current fair value in the purchase and sale of energy	170,837	431,938
Other accounts payable	247,021	147,132
PIS and Cofins to be refunded to consumers	0	173,135
Provision for allocation of PIS and Cofins credits	1,000,588	1,909,775
Provisions for legal claims	956,696	1,492,916
TOTAL NONCURRENT LIABILITIES	21,404,841	22,317,974
Attributable to controlling shareholders
Share capital	12,821,758	12,821,758
Capital reserve	5,595	0
Equity valuation adjustments	517,408	307,050
Treasury shares	(50,044)	0
Legal reserve	1,766,110	1,625,628
Profit retention reserve	9,363,866	9,000,506
Additional dividends proposed	1,250,025	131,211
TOTAL EQUITY	25,674,718	23,886,153
Attributable to non-controlling interests	(37,783)	305,514
Equity	25,636,935	24,191,667
TOTAL LIABILITIES & EQUITY	R$ 57,384,156	R$ 55,819,074